SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital
SCHEDULE OF INFORMATION ABOUT CLASSES OF SHARE CAPITAL

	December 31, 2024	December 31, 2023
	Number	Number
	of shares	of shares
Authorized:
Preferred shares, no par value	50,000,000	50,000,000
Class A Ordinary shares, no par value	200,000,000	200,000,000
Class B Ordinary shares, no par value	50,000,000	50,000,000

	December 31, 2024	December 31, 2023
	Number	Number
	of shares	of shares
Issued:	952,079	82,087
Outstanding and fully paid:
Ordinary shares, no par value
At January 1	82,087	20,933
Issuance of new shares for equity financing	526,090	26,562
Warrants exercised and buy-back	36,402	-
Note conversion into shares	178,104	1,772
Equity compensation	130,185	32,820
At December 31	952,868	82,087

SCHEDULE OF PRINCIPAL ASSUMPTIONS USED IN VALUATION

Grant date (investors and placement agent, respectively)	February 17, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	4.45
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.57 & 4.46
Volatility		107%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.57%
Average fair value at grant date	US$	3.54

Grant date (investors and placement agent, respectively)	June 14, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	3.15
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.42 & 4.35
Volatility		115%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.80%
Average fair value at grant date	US$	2.50

Grant date (investors and placement agent, respectively)	October 4, 2022
Share price at date of grant (investors and placement agent, respectively)	US$	0.58
Exercise price at date of grant (investors and placement agent, respectively)	US$	0.82 & 0.75
Volatility		104%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		3.96%
Average fair value at grant date	US$	0.43

SCHEDULE OF SUMMARY OF THE WARRANT ACTIVITY

Following is a summary of the warrant activity (post-reverse stock split effective on April 3, 2025) for the years ended December 31, 2024 and 2023:

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at January 1, 2023	9,254	$868.00	4.02
Exercisable at January 1, 2023	9,254	$868.00	4.02
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Expired	180	1,524	—
Outstanding at December 31, 2023	9,074	852.80	2.24
Exercisable at December 31, 2023	9,074	852.80	2.24
Granted	32,500	44.00	—
Exercised	35,271	42.00	—
Warrants buy-back	5,051
Forfeited	—	—	—
Expired	—	—	—
Outstanding at December 31, 2024	1,252	$1,391.60	1.24
Exercisable at December 31, 2024	1,252	$1,391.60	1.24